INVENTORY	12 Months Ended
Dec. 31, 2022
Disclosure Inventory Abstract
INVENTORY

5.	INVENTORY

	December 31, 2022	December 31, 2021
	$	$
Finished goods	8,098	6,472
Work in progress – vehicles	42	41
Parts for resale	1,928	2,903
Total Inventory	10,068	9,416

As at December 31, 2022 and December 31, 2021, work in progress – vehicles consists of the cost of buses and trucks still being manufactured. Finished goods inventory consisted of the costs of assembled buses and trucks, as well as freight and other costs incurred directly by the Company in compiling inventory. All inventory is part of the general security agreement to secure the credit facility described in Note 8.

During the year ended December 31, 2022, the Company reduced inventory of parts for resale and finished goods by $1,227 to reflect the net realizable value for obsolete parts and aged used buses with a corresponding increase recorded to cost of goods sold.

During the year ended December 31, 2022, the Company recognized $14,408 as the cost of inventory included as an expense in cost of sales (December 31, 2021: $31,914).